Lease Liabilities (Tables)	6 Months Ended
Feb. 28, 2021
Lease Liabilities [Abstract]
Summary Of Activity Related To Lease Liabilities

August 31, 2020	1,270
Net additions	78
Interest on lease liabilities	22
Interest payments on lease liabilities	(22)
Principal payments of lease liabilities	(58)
Other	-
Balance as at February 28, 2021	1,290

Current	113
Long-term	1,157
Balance as at August 31, 2020	1,270
Current	108
Long-term	1,182
Balance as at February 28, 2021	1,290